Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited) [Abstract]
Net revenues	$ 706,078,000	$ 704,607,000		$ 708,158,000		$ 642,163,000		$ 681,809,000		$ 624,978,000		$ 641,529,000		$ 727,994,000		$ 755,390,000		$ 2,149,475,000	$ 2,032,130,000	$ 2,736,737,000	$ 2,749,891,000	$ 2,948,557,000
Net income (loss) attributable to AllianceBernstein Unitholders	99,948,000	71,699,000		(44,246,000)		74,185,000		87,278,000		(516,360,000)		90,981,000		114,139,000		136,472,000		335,178,000	117,217,000	188,916,000	(174,768,000)	442,419,000
Basic net income (loss) per AllianceBernstein Unit (in dollars per unit)	$ 0.37	$ 0.26	[1]	$ (0.16)	[1]	$ 0.26	[1]	$ 0.31	[1]	$ (1.84)	[1]	$ 0.32	[1]	$ 0.41	[1]	$ 0.49	[1]	$ 1.21	$ 0.42	$ 0.67	$ (0.62)	$ 1.59
Diluted net income (loss) per AllianceBernstein Unit (in dollars per unit)	$ 0.37	$ 0.26	[1]	$ (0.16)	[1]	$ 0.26	[1]	$ 0.31	[1]	$ (1.84)	[1]	$ 0.32	[1]	$ 0.41	[1]	$ 0.48	[1]	$ 1.21	$ 0.42	$ 0.67	$ (0.62)	$ 1.58
Cash distributions per AllianceBernstein Unit (in dollars per share)		$ 0.38	[2],[3]	$ 0.41	[2],[3]	$ 0.26	[2]	$ 0.31	[2]	$ 0.17	[2],[4]	$ 0.32	[2]	$ 0.41	[2]	$ 0.48	[2]			$ 1.15	$ 1.70	$ 1.79
Non-cash real estate charges		38,900,000		168,100,000																223,000,000	7,200,000	101,700,000
Non-cash long-term incentive compensation charge										$ 587,131,000										$ 0	$ 587,131,000	$ 0

[1]	Basic and diluted net income (loss) per unit are computed independently for each of the periods presented. Accordingly, the sum of the quarterly net income (loss) per unit amounts may not agree to the total for the year.
[2]	Declared and paid during the following quarter.
[3]	The third and fourth quarter 2012 distributions exclude the $168.1 million and $38.9 million, respectively, non-cash real estate charges.
[4]	The fourth quarter 2011 distribution excludes the $587.1 million one-time, non-cash long-term incentive compensation charge.